Provisions - Summary of Provisions Reconciliation (Detail) £ in Millions	6 Months Ended
Jun. 30, 2020 GBP (£)
Disclosure of other provisions [line items]
Beginning balance	£ 572
Additional provisions (see Note 8)	83
Provisions released	(20)
Utilisation and other	(154)
Ending balance	481
PPI
Disclosure of other provisions [line items]
Beginning balance	189
Additional provisions (see Note 8)	0
Provisions released	0
Utilisation and other	(38)
Ending balance	151
Other products
Disclosure of other provisions [line items]
Beginning balance	25
Additional provisions (see Note 8)	0
Provisions released	(5)
Utilisation and other	0
Ending balance	20
FSCS And Bank Levy
Disclosure of other provisions [line items]
Beginning balance	46
Additional provisions (see Note 8)	0
Provisions released	0
Utilisation and other	(39)
Ending balance	7
Vacant Property
Disclosure of other provisions [line items]
Beginning balance	59
Additional provisions (see Note 8)	1
Provisions released	(2)
Utilisation and other	(7)
Ending balance	51
Off- balance sheet ECL
Disclosure of other provisions [line items]
Beginning balance	78
Additional provisions (see Note 8)	0
Provisions released	(5)
Utilisation and other	0
Ending balance	73
Regulatory and other
Disclosure of other provisions [line items]
Beginning balance	175
Additional provisions (see Note 8)	82
Provisions released	(8)
Utilisation and other	(70)
Ending balance	£ 179